Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Number of reportable operating segments defined by geographical regions									3
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues	$ 122,373	$ 117,226	$ 114,906	$ 111,208	$ 106,703	$ 102,470	$ 98,208	$ 98,347	$ 465,713	$ 405,728	$ 401,550
Net operating income									306,479	262,564	264,093
Depreciation									(151,428)	(128,221)	(116,540)
Interest expense before amortization									(91,694)	(82,756)	(81,196)
Amortization expense									(11,474)	(4,828)	(4,820)
Management and other fees									6,780	4,551	4,325
General and administrative									(20,694)	(23,255)	(24,966)
Cost of management and other fees									(4,610)	(2,707)	(3,096)
Impairment and other charges									0	(2,302)	(13,084)
Interest and other income									17,139	27,841	13,040
Gain (loss) on early retirement of debt									(1,163)	(10)	4,750
Equity income (loss) in co-investments									(467)	(1,715)	670
Gain on sale of real estate									0	0	103
Income from continuing operations									48,868	49,162	43,279
Real estate assets	3,393,038				3,189,008				3,393,038	3,189,008
Real estate for development	44,280				217,531				44,280	217,531
Co-investments	383,412				107,840				383,412	107,840
Cash and cash equivalents, including restricted cash	35,463				35,694				35,463	35,694
Marketable securities	74,275				92,310				74,275	92,310
Notes and other receivables	66,369				49,444				66,369	49,444
Other non-segment assets	40,127				41,060				40,127	41,060
Total assets	4,036,964				3,732,887				4,036,964	3,732,887
Southern California [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									223,304	200,541	201,083
Net operating income									146,519	132,150	134,179
Real estate assets	1,478,018				1,428,264				1,478,018	1,428,264
Northern California [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									149,457	127,302	121,582
Net operating income									99,047	82,288	80,274
Real estate assets	1,241,320				1,119,555				1,241,320	1,119,555
Seattle Metro [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									81,967	70,348	71,060
Net operating income									52,173	43,006	44,603
Real estate assets	579,612				560,463				579,612	560,463
Other Real Estate Assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									10,985	7,537	7,825
Net operating income									8,740	5,120	5,037
Real estate assets	$ 94,088				$ 80,726				$ 94,088	$ 80,726